Equity - Reserves - Subsidiaries (Details) € in Thousands		1 Months Ended						12 Months Ended
	Dec. 12, 2016 EUR (€)	Sep. 30, 2018 EUR (€) shares	Jun. 30, 2018 EUR (€)	Oct. 31, 2017 EUR (€) shares	Aug. 31, 2016 EUR (€)	Jul. 31, 2016 EUR (€) EquityInstruments	Jul. 31, 2015 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Aug. 31, 2018	May 31, 2018	Sep. 30, 2017	Mar. 03, 2016
Equity
Increase (decrease) in reserves								€ (465,548)	€ 389
Araclon Biotech S.L
Equity
Increased capital					€ 6,700		€ 6,000
Indirect (as a percent)					73.22%	70.83%
Araclon Biotech S.L | Reserves
Equity
Increase (decrease) in reserves					€ 1,700
Medion Diagnostics AG
Equity
Indirect (as a percent)						100.00%
Additional stake acquired (as a percent)						20.00%
Medion Diagnostics AG | Treasury stock
Equity
Consideration transferred, in shares | EquityInstruments						59,951
Medion Diagnostics AG | Reserves
Equity
Increase (decrease) in reserves						€ 600
VCN Bioscience, S.L. (Spain)
Equity
Increased capital	€ 5,000
Indirect (as a percent)	81.34%
VCN Bioscience, S.L. (Spain) | Reserves
Equity
Increase (decrease) in reserves	€ 1,000
Progenika Biopharma, S.A. (Spain)
Equity
Increased capital		€ 4,333
Acquired Capital (in shares) | shares		41,387		12,020
Indirect (as a percent)		99.99%		90.23%						96.64%		89.25%
Additional stake acquired (as a percent)													32.93%
Progenika Biopharma, S.A. (Spain) | Reserves
Equity
Increase (decrease) in reserves				€ 374,000
TiGenix | Reserves
Equity
Increase in reserves due to divestment			€ 4,900
TiGenix | Other comprehensive income
Equity
Decrease in other comprehensive income			4,900
Ekarpen Private Equity, S.A
Equity
Increased capital			€ 5,300
Indirect (as a percent)			96.64%								90.23%
Additional stake acquired (as a percent)			6.41%
Medion Diagnostics AG
Equity
Additional stake acquired (as a percent)						20.00%
Medion Diagnostics AG | Treasury stock
Equity
Consideration transferred, in shares | EquityInstruments						59,951